DISCONTINUED OPERATIONS	12 Months Ended
Mar. 31, 2025
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS [Text Block]

5. DISCONTINUED OPERATIONS

a) Sales-type lease and disposal of licenses

In January 2022, the Company entered into a lease-to-own arrangement with a lessee for certain licenses, land and equipment in Oregon, USA, representing its outdoor growing operation. The Company determined that the arrangement should be accounted for as a sales-type lease and concluded that it is not probable that all required payments will be made such that title will transfer at the end of the term. As such, in accordance with ASC 842, the land and equipment were not derecognized, and payments received are recorded as a deposit liability until such time that collectability becomes probable.

During the year ended January 31, 2024, the Company executed a settlement agreement to terminate its lease-to-own arrangement. Prior to the settlement, the Company had collected a cumulative $100,000 related to the lease-to-own arrangement, recorded as a deposit liability. Under the settlement agreement, the Company transferred certain licenses with a carrying value of $32,250 in exchange for $400,000, which was paid by the lessee. The Company retained the cumulative $100,000 in lease-to-own payments collected to date. As a result, the Company recognized a gain on the termination of the sales-type lease of $467,750.

Additionally, the Company sold three licenses in Bend, Oregon, with a carrying value of $39,206, to the same lessee. The titles of these licenses were fully transferred. The Company derecognized the related intangible assets and the $75,000 deposit liability, resulting in a gain on the disposal of licenses of $35,794.

a) Oregon reporting unit

As a result of non-profitable operations in the Oregon reporting unit, the Company began to wind down operations in Oregon beginning in the year ended January 31, 2021. By January 31, 2022, the Company made the decision to cease all growing, manufacturing, and processing activities in Bend, Oregon. As the Oregon reporting unit comprises the assets of multiple components in distinct geographic locations, management anticipates completing the sale on a piecemeal basis. Management is engaged in an active program to seek buyers for the major classes of assets and liabilities in Oregon in order to complete a sale.

During April 2023, the Company had terminated all operating lease agreements in Oregon and paid a settlement payment of $151,350. As a result, security deposits with a carrying amount of $43,796 were written off and the Company recognized a loss on lease termination of $13,419.

Property and equipment include a building and fixtures previously used for cannabis operations. The long-term debt at March 31, 2024 consisted of a mortgage on the building held for sale, secured on February 1, 2015, with a maturity date of January 1, 2025. The mortgage carried a fixed interest rate of 4.5% and required monthly payments. For the year ended March 31, 2025, interest expense on long-term debt was $12,933 (two months ended March 31, 2024 - $2,968 and year ended January 31, 2024 - $18,526). During the year ended March 31, 2025, repayments of $45,551 was made towards the mortgage (two months ended March 31, 2024 - $7,591 and year ended January 31, 2024 - $45,551). On December 10, 2024, the Company paid out the remaining mortgage balance of $371,089.

On March 28, 2025, the Company completed the sale of its Canby building for total consideration of $1,255,485. The building had been classified as held for sale and included in discontinued operations since 2022, and, accordingly, no depreciation had been recorded since that time. At the date of sale, the carrying value of the building was $1,139,517. The sale consideration included a promissory note with a face value of $850,000, bearing interest at a fixed annual rate of 4%, maturing 18 months from the date of issuance (Note 8). The note was initially recognized at its present value of $802,766, based on a market discount rate of 8%. The transaction resulted in a gain on sale of $63,250, which is recognized within income from discontinued operations for the year ended March 31, 2025.

A summary of major classes of assets and liabilities of the discontinued Oregon operation that are classified as held for sale in the consolidated balance sheets is as follows:

	March 31, 2025	March 31, 2024	January 31, 2024
	$	$	$
Carrying amounts of the major classes of assets included in discontinued operations:
Prepaid expenses and deposits	4,725	25,179	31,430
Property and equipment	-	1,139,517	1,139,517
Total assets classified as held for sale	4,725	1,164,696	1,170,947

Carrying amounts of the major classes of liabilities included in discontinued operations:
Long-term debt	-	392,320	396,943
Total liabilities classified as held for sale	-	392,320	396,943

A summary of the Company's net loss from discontinued operations is as follows:

	Year ended	Two months ended	Year ended
	March 31, 2025	March 31, 2024	January 31, 2024
	$	$	$
Expenses
Selling, general and administrative expenses	331,754	19,997	116,728
Loss on lease termination	-	-	13,419
Other expenses	(50,316)	2,968	18,526
Net loss from discontinued operations before income tax expense	(281,438)	(22,965)	(148,673)
Income tax expense	68,625	-	66,856
Net loss from discontinued operations after income tax expense	(212,813)	(22,965)	(81,817)

A summary of the Company's cash flows from discontinued operations is as follows:

	Year ended	Two months ended	Year ended
	March 31, 2025	March 31, 2024	January 31, 2024
	$	$	$
Net cash (used in) provided by operating activities of discontinued operations	(176,487)	6,861	68,599
Net cash provided by investing activities of discontinued operations	331,936	-	-
Net cash used in financing activities of discontinued operations	(405,253)	(7,591)	(45,551)